UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      705,333
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADEPT TECHNOLOGY INC                     COMMON STOCKS  006854202     1991   432937 SH       SOLE                 432937      0    0
ADVANCED ENERGY INDUSTRIES               COMMON STOCKS  007973100     7171   438564 SH       SOLE                 438564      0    0
ANCESTRY.COM                             COMMON STOCKS  032803108    67054  1891515 SH       SOLE                1891515      0    0
AUTHENTEC INC                            COMMON STOCKS  052660107     6207  1939600 SH       SOLE                1939600      0    0
AVAGO TECHNOLOGIES LTD                   SHS            Y0486S104    30564   982771 SH       SOLE                 982771      0    0
BMC SOFTWARE INC                         COMMON STOCKS  055921100    28237   567700 SH       SOLE                 567700      0    0
BAIDU INC                                SPONSORED ADR  056752108    38669   280600 SH       SOLE                 280600      0    0
CALLIDUS SOFTWARE INC                    COMMON STOCKS  13123E500     1543   224584 SH       SOLE                 224584      0    0
CASCADE MICROTECH INC                    NASDAQ OTC     147322101     2055   332503 SH       SOLE                 332503      0    0
                                         ISSUES
CBEYOND                                  COMMON STOCKS  149847105     3998   342600 SH       SOLE                 342600      0    0
CHARLES SCHWAB CORP                      COMMON STOCKS  808513105    19283  1069500 SH       SOLE                1069500      0    0
CITY TELECOM H K LTD.                    SPONSORED ADR  178677209     3566   235700 SH       SOLE                 235700      0    0
COINSTAR                                 COMMON STOCKS  19259P300    15737   342700 SH       SOLE                 342700      0    0
COMSCORE INC                             COMMON STOCKS  20564W105     2859    96900 SH       SOLE                  96900      0    0
CORNERSTONE ONDEMAND INC                 COMMON STOCKS  21925Y103      492    27000 SH       SOLE                  27000      0    0
CREE INC                                 COMMON STOCKS  225447101     3633    78700 SH       SOLE                  78700      0    0
CTRIP COM INTL LTD ADR                   SPONSORED ADR  22943F100     2560    61700 SH       SOLE                  61700      0    0
CURRENCYSHARES BRITISH POUND STERLIN     BRIT PUOND STE 23129S106     2505    15700 SH       SOLE                  15700      0    0
TRUST
CURRENCYSHARES EURO TRUST                EURO SHS       23130C108     2851    20200 SH       SOLE                  20200      0    0
CURRENCYSHARES SWISS FRANC TR            SWISS FRANC SH 23129V109     4067    37700 SH       SOLE                  37700      0    0
DAQO NEW ENERGY CORP                     SPONSORED ADR  23703Q104     5065   393231 SH       SOLE                 393231      0    0
DEMANDTEC INC                            COMMON STOCKS  24802R506     3498   265807 SH       SOLE                 265807      0    0
EHEALTH INC                              COMMON STOCKS  28238P109     5527   415900 SH       SOLE                 415900      0    0
EQUINIX INC                              COMMON STOCKS  29444U502    32879   360988 SH       SOLE                 360988      0    0
EPOCRATES INC                            COMMON STOCKS  29429D103     1576    79603 SH       SOLE                  79603      0    0
EZCHIP SEMICONDUCTOR LTD                 ORD            M4146y108     3492   117800 SH       SOLE                 117800      0    0
F5 NETWORKS                              COMMON STOCKS  315616102    17468   170300 SH       SOLE                 170300      0    0
FABRINET                                 SHS            G3323L100     2619   129900 SH       SOLE                 129900      0    0
FIDELITY NATL INFORMATION SVCS           COMMON STOCKS  31620M106    18363   561722 SH       SOLE                 561722      0    0
FINISAR CORP                             COMMON STOCKS  31787A507     6952   282600 SH       SOLE                 282600      0    0
FORTINET INC                             COMMON STOCKS  34959E109    21730   492185 SH       SOLE                 492185      0    0
HISOFT TECHNOLOGY INTL LTD               SPONSORED ADR  43358R108    16167   863185 SH       SOLE                 863185      0    0
INTERNAP NETWORK                         COM PAR $.001  45885A300     5313   808623 SH       SOLE                 808623      0    0
INTERXION HOLDINGS NV                    SHS            N47279109    10949   842195 SH       SOLE                 842195      0    0
INTRALINKS HOLDINGS INC                  COMMON STOCKS  46118H104    23039   861600 SH       SOLE                 861600      0    0
ISOFTSTONE HOLDINGS LIMITED              SPONSORED ADS  46489B108     7231   390640 SH       SOLE                 390640      0    0
JDA SOFTWARE GROUP INC                   COMMON STOCKS  46612K108     5221   172550 SH       SOLE                 172550      0    0
JINKOSOLAR HOLDING CO                    SPONSORED ADR  47759T100    18766   695034 SH       SOLE                 695034      0    0
JUNIPER NETWORKS                         COMMON STOCKS  48203R104     6964   165500 SH       SOLE                 165500      0    0
MSCI INC                                 COMMON STOCKS  55354G100     6156   167200 SH       SOLE                 167200      0    0
NETAPP INC                               COMMON STOCKS  64110D104    18821   390900 SH       SOLE                 390900      0    0
NETLOGIC MICROSYSTEMS INC                COMMON STOCKS  64118B100    14669   349100 SH       SOLE                 349100      0    0
OCLARO INC                               COMMON STOCKS  67555N206     2588   225000 SH       SOLE                 225000      0    0
OCZ TECHNOLOGY GROUP INC                 COMMON STOCKS  67086E303     1344   165928 SH       SOLE                 165928      0    0
OPNEXT INC                               COMMON STOCKS  68375V105      361   148813 SH       SOLE                 148813      0    0
ORACLE                                   COMMON STOCKS  68389x105    10605   317200 SH       SOLE                 317200      0    0
PDF SOLUTIONS INC                        COMMON STOCKS  693282105      200    30000 SH       SOLE                  30000      0    0
POLYPORE INTERNATIONAL INC               COMMON STOCKS  73179V103     5580    96900 SH       SOLE                  96900      0    0
PRICELINE.COM                            COMMON STOCKS  741503403    15193    30000 SH       SOLE                  30000      0    0
QLIK TECHNOLOGIES INC.                   COMMON STOCKS  74733T105    15400   592300 SH       SOLE                 592300      0    0
QUALCOMM INCORPORATED                    COMMON STOCKS  747525103    28358   517200 SH       SOLE                 517200      0    0
RDA MICROELECTRONICS                     SPONSORED ADR  749394102     7245   505947 SH       SOLE                 505947      0    0
RENESOLA LTD                             SPONSORED ADS  75971T103     4140   392391 SH       SOLE                 392391      0    0
RIVERBED TECHNOLOGY INC                  COMMON STOCKS  768573107     8675   230400 SH       SOLE                 230400      0    0
SAPIENT CORPORATION                      COMMON STOCKS  803062108     6027   526395 SH       SOLE                 526395      0    0
SEMILEDS CORP                            COMMON STOCKS  816645105     1038    66509 SH       SOLE                  66509      0    0
SERVICESOURCE INTL LLC                   COMMON STOCKS  81763U100      609    50000 SH       SOLE                  50000      0    0
SHORETEL INC                             COMMON STOCKS  825211105     6674   810964 SH       SOLE                 810964      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SINA CORPORATION                         ORD            G81477104    19727   184300 SH       SOLE                 184300      0    0
TOYOTA MOTOR CORP ADS                    SP ADR REP2COM 892331307     3467    43200 SH       SOLE                  43200      0    0
TRINA SOLAR LTD                          SPONSORED ADR  89628E104    17325   575200 SH       SOLE                 575200      0    0
TRUNKBOW INTL HOLDINGS LTD               COMMON STOCKS  89818A102      529   130000 SH       SOLE                 130000      0    0
VELTI PLC ST HELIER                      SHS            G93285107     1523   121000 SH       SOLE                 121000      0    0
VERISK ANALYTICS INC                     CL A           92345Y106     5523   168597 SH       SOLE                 168597      0    0
VISTAPRINT                               SHS            N93540107    38816   747900 SH       SOLE                 747900      0    0
WEB COM GROUP INC                        COMMON STOCKS  94733A104     2912   199800 SH       SOLE                 199800      0    0
YOUKU COM INC                            SPONSORED ADR  98742U100     3967    83500 SH       SOLE                  83500      0    0